FELLOW SHAREHOLDERS:                                               May 14, 1999
YEAR-TO-DATE REVIEW


        The U.S. economy continued to show strong growth in the first quarter of 1999, bolstering corporate earnings and helping to push the Dow Jones Industrial Average above the 10,000 mark. The broader stock market saw strong gains in January, most of which were given back in February. In March, the Dow broke through the 10,000 mark several times in intraday trading before finally closing above that milestone at month-end. The S&P 500 saw a total return of 4% in March and 4.98% in the first quarter of 1999. Mid- and small-capitalization stocks as a group lost ground in January and February, posting only minor gains in March. Large-capitalization companies and technology firms continued to lead the market to record levels in April and into May.

       First-quarter GDP rose 4.5%, fueled by increases in consumer spending and business investment in technology. Consumer spending grew at a 6.7% annual rate in the first quarter, a significant rise over last year. The rise in consumer confidence is due in part to employment gains and slowing inflation. Low interest rates led to a boom in mortgage refinancing. Residential construction spending also posted strong gains in the first quarter. Business investments in durable equipment rose, with spending on information technology up 21% on an annualized basis.

       Low interest rates contributed to the stock market's rise. While yields on long-term U.S. Treasury bonds climbed to 5.625% on March 31 from 5.09% at year-end 1998, the Federal Reserve took a neutral stance on interest rates at its regular Federal Open Market Committee meeting. Since February, long-term interest rates have drifted in the 5.25% to 6.0% range, and concerns that the Federal Reserve would move toward higher interest rates to forestall potential inflation have eased. In the wake of Russia's default last fall, lenders raised restrictions on new loans and money markets began to tighten. To ease the liquidity crunch, the Federal Reserve cut its Federal Funds target rate three times to 4.75% from 5.5%. Fears of a widespread credit crisis quickly subsided, however. The Fed's January Lending Survey showed a clear shift toward more available funds, and quality spreads between the U.S. Treasuries and high-yield bonds have begun to narrow again in recent months.

       At the same time, inflation remains under 2%, as measured by the Consumer Price Index. Job growth continues to be strong, and the unemployment rate-4.2% in March-remains at the lowest point in three decades. Yet tight labor markets have not resulted in higher inflation. A combination of modest increases in wages and better-than-expected productivity gains has resulted in flat or lower unit labor costs.

       Internationally, many economies continue to show weakn/s/, which has had a negative effect on U.S. export growth. Exports rose in the fourth quarter of last year as Asian markets began showing signs of recovery, but the gains were not sustained in the first quarter of 1999. The introduction of the euro currency in January has not yet sparked the hoped-for growth in European economies many analysts expected. The political issues surrounding the Serbian-Yugoslav crisis may have contributed to the weakness of the euro.

       Looking forward, the U.S. economy remains an engine of global growth, with domestic consumer demand snapping up imports and taking up some of the excess capacity in slower-growth economies abroad. Advances in corporate productivity will likely be key to continued low inflation and opportunities for growth in the economy and the markets.

       Respectfully submitted,

       /s/ David D. Alger
       -----------------------------
       David D. Alger
       President

SPECTRA FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


      Shares       COMMON STOCKS-100.4%                            Value
      ------                                                     ----------
                  ADVERTISING-.5%
     84,100       Outdoor Systems, Inc.* ....................   $2,118,311
                                                                ----------
                  BIO-TECHNOLOGY-2.2%
     85,100       Amgen Inc.* ...............................    5,228,374
     39,200       Biogen Inc.* ..............................    3,726,470
                                                                ----------
                                                                 8,954,844
                                                                ----------
                  BROADCASTING-4.7%
     95,000       Cablevision Systems Corp. Cl. A.* .........    7,350,625
     74,700       Capstar Broadcasting Corporation Cl. A.* .     1,979,550
     46,000       Clear Channel Communications Inc.*.........    3,197,000
     37,500       Fox Entertainment Group, Inc. Cl. A.*......      960,938
     64,500       Infinity Broadcasting Corp. Cl. A.* .......    1,785,876
     50,400       Jacor Communications Inc.* ................    4,044,600
                                                                ----------
                                                                19,318,589
                                                                ----------
                  BUSINESS SERVICES-1.8%
    242,300       IMS Health Inc. ...........................    7,269,000
                                                                ----------
                  COMMUNICATION
                  EQUIPMENT-4.0%
     24,100       Ascend Communications, Inc.* ..............    2,328,663
     88,300       Cisco Systems, Inc.* ......................   10,071,763
     51,100       Motorola, Inc. ............................    4,094,388
                                                                ----------
                                                                16,494,814
                                                                ----------
                  COMMUNICATIONS-22.6%
    128,200       America Online Inc. .......................   18,300,550
     20,100       At Home Corp. Ser. A* .....................    2,893,154
    118,000       Broadcast.com Inc.* .......................   15,133,500
    197,900       Comcast Corp. Cl. A. Special ..............   12,999,655
     64,900       COX Communications Inc. Cl. A.* ...........    5,151,438
     71,300       Frontier Corp. ............................    3,934,904
     50,000       Global Telesystems Group Inc.* ............    3,306,250
    105,800       MCI Worldcom Inc.* ........................    8,695,490
    142,000       Nextel Communications Inc. Cl. A.* ........    5,813,196
     52,500       Qwest Communications International
                  Inc.* .....................................    4,485,495
     21,600       RealNetworks Inc.* ........................    4,784,400
     99,300       Rhythms NetConnections Inc.* ..............    8,192,250
                                                                ----------
                                                                93,690,282
                                                                ----------
                  COMPUTER RELATED &
                  BUSINESS EQUIPMENT-4.1%
     59,600       EMC Corp.* ................................    6,492,705
    178,000       Sun Microsystems Inc.* ....................   10,646,714
                                                                ----------
                                                                17,139,419
                                                                ----------
                  COMPUTER SERVICES-7.6%
     40,900       eBay Inc.* ................................    8,512,313

      Shares       COMMON STOCKS-100.4%                            Value
      ------                                                     ----------
     68,000       Excite Inc.* ..............................    9,928,000
     74,800       Yahoo Inc.* ...............................   13,066,662
                                                                ----------
                                                                31,506,975
                                                                ----------
                  COMPUTER SOFTWARE-4.4%
    205,800       Microsoft Corporation* ....................   16,734,215
     75,300       Nvidia Corp.* .............................    1,374,225
                                                                ----------
                                                                18,108,440
                                                                ----------
                  COMPUTER
                  TECHNOLOGY-.3%
     22,900       Rambus Inc.* ..............................    1,376,863
                                                                ----------
                  CONGLOMERATE-3.5%
    177,782       Tyco International Ltd. ...................   14,444,788
                                                                ----------
                  DRUG DISTRIBUTION-1.0%
     70,300       Cardinal Health, Inc. .....................    4,204,853
                                                                ----------
                  ENERGY SERVICES-.5%
     50,500       Halliburton Co. ...........................    2,152,563
                                                                ----------
                  FINANCIAL SERVICES-7.9%
     46,200       Bank of America Corp. .....................    3,326,400
    175,200       Citigroup Inc. ............................   13,183,800
    117,400       Morgan Stanley Dean Witter & Co. ..........   11,644,670
     56,300       Paine Webber Group Inc. ...................    2,642,609
     17,400       Schwab (Charles) Corporation (The) ........    1,909,650
                                                                ----------
                                                                32,707,129
                                                                ----------
                  FOOD CHAINS-2.5%
     33,200       Kroger Co.* ...............................    1,803,192
     71,600       Fred Meyer, Inc.* .........................    3,875,350
     90,100       Safeway Inc.* .............................    4,859,814
                                                                ----------
                                                                10,538,356
                                                                ----------
                  INSURANCE-1.2%
     43,800       American International Group, Inc. ........    5,143,784
                                                                ----------

                  LEISURE &
                  ENTERTAINMENT-.2%
     24,300       Carnival Corp. ............................    1,002,375
                                                                ----------
                  PHARMACEUTICALS-3.9%
     94,300       Pfizer Inc. ...............................   10,850,440
    110,000       Schering-Plough Corporation ...............    5,314,430
                                                                ----------
                                                                16,164,870
                                                                ----------
                  RETAILING-14.2%
     29,000       Abercrombie & Fitch Co., Cl. A.* ..........    2,758,625
     93,200       Amazon.com Inc.* ..........................   16,036,272
    119,000       Best Buy Company Inc.* ....................    5,682,250
     85,400       Costco Companies Inc.* ....................    6,912,105
    170,800       Home Depot, Inc. ..........................   10,237,410
    152,100       Office Depot Inc.* ........................    3,346,200

SPECTRA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)




  Shares                                                        Value
--------- COMMON STOCKS (CONTINUED)                        --------------
          RETAILING (CON'T)
 113,150  Staples Inc.* .......................             $  3,394,500
 226,600  Wal-Mart Stores Inc. ................               10,423,600
                                                            ------------
                                                              58,790,962
                                                            ------------
          SEMICONDUCTORS-9.4%
  98,800  Altera Corporation* .................                7,138,300
  72,000  Intel Corp. .........................                4,405,536
 109,400  Linear Technology Corporation .......                6,222,125
 113,400  Texas Instruments, Incorporated .....               11,580,975
 208,200  Xilinx, Inc.*........................                9,499,125
                                                            ------------
                                                              38,846,061
                                                            ------------
          SEMICONDUCTOR
          CAPITAL EQUIPMENT-3.9%
 175,400  Applied Materials Inc.* .............                9,405,826
  80,800  ASM Lithography Holding NV* .........                3,151,200
  78,600  Teradyne, Inc.* .....................                3,708,977
                                                            ------------
                                                              16,266,003
                                                            ------------
          Total Common Stocks
          (Cost $314,241,138)..................              416,239,281
                                                            ------------
          PREFERRED STOCK-.9%
          COMMUNICATION
          EQUIPMENT
  49,000  Nokia Corporation, ADR
          (Cost $3,135,077)..................                  3,635,212
                                                            ------------

Total Investments (Cost $317,376,215)(a).....   101.3%       419,874,493
Liabilities in Excess of Other Assets .......    (1.3)        (5,234,348)
                                              -------        -----------
Net Assets ..................................   100.0%      $414,640,145
                                              =======       ============


--------

* Non-income producing security.

(a) At April 30, 1999, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $317,376,215, amounted to $102,498,278 which consisted of aggregate gross unrealized appreciation of $105,840,976 and aggregate gross unrealized depreciation of $3,342,698



                      See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)




ASSETS:
 Investments in securities, at value (cost $317,376,215), see accompanying
  schedule of investments ................................................                   $419,874,493
 Cash ....................................................................                         65,939
 Receivable for investment securities sold ...............................                      2,196,436
 Receivable for shares of beneficial interest sold .......................                      4,472,427
 Dividends receivable ....................................................                         81,953
 Prepaid expenses ........................................................                         21,620
                                                                                             -------------
   Total Assets ..........................................................                    426,712,868
LIABILITIES:
 Payable for investment securities purchased .............................    $4,063,948
 Bank loan payable .......................................................     5,825,000
 Investment advisory fees payable ........................................       517,911
 Payable for shares of beneficial interest redeemed ......................     1,485,386
 Shareholder servicing fee payable .......................................        86,319
 Interest payable ........................................................        14,103
 Accrued expenses ........................................................        80,056
                                                                              ----------
   Total Liabilities .....................................................                     12,072,723
                                                                                             -------------
NET ASSETS ...............................................................                   $414,640,145
                                                                                             =============
NET ASSETS CONSIST OF:
 Paid-in capital .........................................................                   $290,179,742
 Undistributed net investment income (accumulated loss) ..................                     (5,115,726)
 Undistributed net realized gain .........................................                     27,077,851
 Net unrealized appreciation .............................................                    102,498,278
                                                                                             -------------
NET ASSETS ...............................................................                   $414,640,145
                                                                                             =============
Shares of beneficial interest outstanding-Note 5 .........................                     42,685,715
                                                                                             =============
NET ASSET VALUE PER SHARE ................................................                   $       9.71
                                                                                             =============




                       See Notes to Financial Statements.
                                       4

SPECTRA FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
 Income:
  Dividends .......................................................                   $    460,353
  Interest ........................................................                        272,354
                                                                                      -------------
   Total Income ...................................................                        732,707
 Expenses:
  Investment advisory fees-Note 2(a) ..............................   $ 2,260,384
  Shareholder servicing fees-Note 2(e) ............................       376,731
  Interest on line of credit utilized-Note 4 ......................        13,846
  Custodian and transfer agent fees ...............................        38,357
  Registration fees ...............................................        49,114
  Shareholder reports .............................................        16,305
  Professional fees ...............................................        21,189
  Trustees' fees ..................................................        11,938
  Miscellaneous ...................................................         5,189
                                                                      -----------
   Total Expenses .................................................                      2,793,053
                                                                                      -------------
NET INVESTMENT LOSS ...............................................                     (2,060,346)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments ..........................   $28,105,949
 Net increase in unrealized appreciation of investments ...........    74,097,091
                                                                      -----------
   Net realized and unrealized gain (loss) on investments .........                    102,203,040
                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .......................................................                   $100,142,694
                                                                                      =============



                       See Notes to Financial Statements.
                                       5

SPECTRA FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)




Increase (decrease) in cash:
Cash flows from operating activities:
 Dividends received ..................................................................    $      439,394
 Interest received ...................................................................           272,354
 Operating expenses paid .............................................................        (2,444,714)
 Purchase of investment securities ...................................................      (300,821,496)
 Disposition of short-term securities, net ...........................................         2,447,123
 Proceeds from disposition of investment securities ..................................       176,176,682
 Other ...............................................................................           (13,734)
                                                                                          --------------
   Net cash used in operating activities .............................................      (123,944,391)
                                                                                          --------------
Cash flows from financing activities:
 Dividends paid ......................................................................        (1,341,765)
 Proceeds from shares sold and dividends reinvested ..................................       295,101,497
 Payments on shares redeemed .........................................................      (174,871,771)
 Increase in bank loan payable .......................................................         5,120,000
                                                                                          --------------
   Net cash provided by financing activities .........................................       124,007,961
                                                                                          --------------
Net increase in cash .................................................................            63,570
Cash-beginning of period .............................................................             2,369
                                                                                          --------------
Cash-end of period ...................................................................    $       65,939
                                                                                          ==============
Reconciliation of net increase in net assets to net cash used in operating activities:
 Net increase in net assets resulting from operations ................................    $  100,142,694
 Increase in investments .............................................................      (133,262,215)
 Increase in dividends receivable ....................................................           (20,959)
 Decrease in receivable for investment securities sold ...............................         9,540,368
 Increase in payable for investment securities purchased .............................         1,524,156
 Net realized gain ...................................................................       (28,105,949)
 Net increase in unrealized appreciation .............................................       (74,097,091)
 Increase in accrued expenses and other liabilities ..................................           348,339
 Net increase in other assets ........................................................           (13,734)
                                                                                          --------------
   Net cash used in operating activities .............................................    $ (123,944,391)
                                                                                          ==============




                       See Notes to Financial Statements.
                                       6

SPECTRA FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    SIX MONTHS
                                                                                 ENDED APRIL 30,       YEAR ENDED
                                                                                       1999            OCTOBER 31,
                                                                                   (UNAUDITED)            1998
                                                                                -----------------   ----------------
Net investment loss .........................................................     $ (2,060,346)       $ (1,800,513)
Net realized gain (loss) on investments .....................................       28,105,949            (200,328)
Net increase in unrealized appreciation of investments ......................       74,097,091          22,382,056
                                                                                  ------------        ------------
   Net increase in net assets resulting from operations .....................      100,142,694          20,381,215
Distributions to shareholders:
 Net realized gains .........................................................       (1,341,765)           (742,430)
Net increase from shares of beneficial interest transactions-Note 5 .........      122,800,660          88,411,591
                                                                                  ------------        ------------
   Total increase in net assets .............................................      221,601,589         108,050,376
Net assets:
 Beginning of period ........................................................      193,038,556          84,988,180
                                                                                  ------------        ------------
 End of period (including accumulated net investment losses of $5,115,726
  and $3,055,380, respectively) .............................................     $414,640,145        $193,038,556
                                                                                  ============        ============




                       See Notes to Financial Statements.
                                       7

SPECTRA FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period(i)





                                                   SIX MONTHS
                                                      ENDED
                                                    APRIL 30,
                                                ----------------
                                                  1999(ii)(iii)
                                                ----------------
Net asset value, beginning of period ..........    $     6.65
                                                   -----------
Net investment loss ...........................         (0.01)
Net realized and unrealized gain on
 investments ..................................          3.11
                                                   -----------
Total from investment operations ..............          3.10
Distributions from net realized gains .........         (0.04)
                                                   -----------
Net asset value, end of period ................    $     9.71
                                                   ===========
Total Return (v) ..............................         46.79%
                                                   ===========
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted) .............................    $  414,640
                                                   ===========
  Ratio of expenses excluding interest
   to average net assets ......................          1.84%
                                                   ===========
  Ratio of expenses including interest
   to average net assets ......................          1.85%
                                                   ===========
  Decrease reflected in above
   expense ratio due to expense
  reimbursements made pursuant to
  applicable state expense limits .............             -
                                                   ===========
  Ratio of net investment loss to
   average net assets .........................         (1.37%)
                                                   ===========
  Portfolio Turnover Rate .....................         56.76%
                                                   ===========
  Amount of debt outstanding at end
   of period ..................................    $5,825,000
                                                   ===========
  Average amount of debt outstanding
   during the period ..........................    $  499,807
                                                   ===========
  Average daily number of shares
   outstanding during the period ..............    34,981,685
                                                   ===========
  Average amount of debt per share
   during the period ..........................    $     0.01
                                                   ===========



                                                                                                                    FOUR MONTHS
                                                                                                                       ENDED
                                                                      YEAR ENDED OCTOBER 31,                        OCTOBER 31,
                                                ------------------------------------------------------------------ -------------
                                                      1998             1997               1996            1995       1994(iii)
                                                --------------- ------------------ ------------------ ------------ -------------
Net asset value, beginning of period ..........   $     5.74       $     4.54         $     6.98        $   6.27     $   5.71
                                                  ------------     ----------         ----------        --------     --------
Net investment loss ...........................       ( 0.02)          ( 0.06)(iv)        ( 0.08)(iv)     ( 0.17)       (0.04)
Net realized and unrealized gain on
 investments ..................................         0.98             1.26               0.41            2.41         0.60
                                                  ------------     ----------         ----------        --------     --------
Total from investment operations ..............         0.96             1.20               0.33            2.24         0.56
Distributions from net realized gains .........       ( 0.05)               -             ( 2.77)         ( 1.53)           -
                                                  ------------     ----------         ----------        --------     --------
Net asset value, end of period ................   $     6.65       $     5.74         $     4.54        $   6.98     $   6.27
                                                  ============     ==========         ==========        ========     ========
Total Return (v) ..............................        16.94%           26.45%             12.68%          57.72%        9.93%
                                                  ============     ==========         ==========        ========     ========
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted) .............................   $  193,039       $   84,988         $   11,485        $  5,374     $  4,832
                                                  ============     ==========         ==========        ========     ========
  Ratio of expenses excluding interest
   to average net assets ......................         1.90%
                                                  ============
  Ratio of expenses including interest
   to average net assets ......................         1.96%            2.12%              2.55%           3.76%        2.75%
                                                  ============     ==========         ==========        ========     ========
  Decrease reflected in above
   expense ratio due to expense
  reimbursements made pursuant to
  applicable state expense limits .............            -                -                .69%              -            -
                                                  ============     ==========         ==========        ========     ========
  Ratio of net investment loss to
   average net assets .........................       ( 1.24%)         ( 1.06%)           ( 1.69%)        ( 3.05%)      (1.72%)
                                                  ============     ==========         ==========        ========     ========
  Portfolio Turnover Rate .....................       190.74%          133.98%            197.04%         207.25%       56.25%
                                                  ============     ==========         ==========        ========     ========
  Amount of debt outstanding at end
   of period ..................................   $  705,000
                                                  ============
  Average amount of debt outstanding
   during the period ..........................   $1,044,096
                                                  ============
  Average daily number of shares
   outstanding during the period ..............   22,865,292
                                                  ============
  Average amount of debt per share
   during the period ..........................   $     0.05
                                                  ============


                                                 YEAR ENDED
                                                  JUNE 30,
                                                -----------
                                                    1994
                                                -----------
Net asset value, beginning of period ..........  $   6.34
                                                 --------
Net investment loss ...........................    ( 0.09)
Net realized and unrealized gain on
 investments ..................................      0.89
                                                 --------
Total from investment operations ..............      0.80
Distributions from net realized gains .........    ( 1.43)
                                                 --------
Net asset value, end of period ................  $   5.71
                                                 ========
Total Return (v) ..............................     17.53%
                                                 ========
Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted) .............................  $  4,394
                                                 ========
  Ratio of expenses excluding interest
   to average net assets ......................
  Ratio of expenses including interest
   to average net assets ......................      2.59%
                                                 ========
  Decrease reflected in above
   expense ratio due to expense
  reimbursements made pursuant to
  applicable state expense limits .............         -
                                                 ========
  Ratio of net investment loss to
   average net assets .........................    ( 1.47%)
                                                 ========
  Portfolio Turnover Rate .....................    116.61%
                                                 ========
  Amount of debt outstanding at end
   of period ..................................
  Average amount of debt outstanding
   during the period ..........................
  Average daily number of shares
   outstanding during the period ..............
  Average amount of debt per share
   during the period ..........................



(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 23, 1999.

(ii)  Unaudited.

(iii) Ratios have been annualized; total return has not been annualized.

(iv)  Amount was computed based on average shares outstanding during the period.

(v) Distributions paid when the Fund operated as a closed-end fund (i.e. prior to February 12, 1996) have been reflected as being reinvested at market value.



                       See Notes to Financial Statements.
                                       8

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

            Spectra Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is capital appreciation. It seeks to achieve its objective by investing primarily in equity securities.


            Prior to February 12, 1996, the Fund operated as a closed-end investment company and a Massachusetts corporation.

            Effective October 31, 1994, the Fund changed its fiscal year end from June 30 to October 31.

            The  following  is  a  summary  of  significant  accounting policies
consistently   followed  by  the  Fund  in  the  preparation  of  its  financial statements.

(a) INVESTMENT VALUATION-Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term corporate notes are valued at amortized cost which approximates market value.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME-Securities transactions are recorded on a trade date basis. Realized gains and losses from securities
transactions are recorded on the basis of the first-in, first-out     method.
Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.


(c) DIVIDENDS TO SHAREHOLDERS-Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.


(d) FEDERAL INCOME TAXES-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including net realized capital gains, to its shareholders. Therefore, no federal income tax provision is required.

(e) OTHER-These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT ADVISORY FEES-The Fund pays its investment adviser, Fred Alger Management, Inc. ("Alger Management"), a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets.


(b) TRANSFER AGENT FEES-Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1999, the Fund incurred fees of approximately $13,000 for services provided by Alger Services and reimbursed approximately $4,200 for transfer agent related expenses paid by Alger Services on behalf of the Fund.

(c) BROKERAGE COMMISSIONS-During the six months ended April 30, 1999, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $256,265 in connection with securities transactions.

(d) TRUSTEES' FEES- Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.


(e) SHAREHOLDER SERVICING FEES-The Fund has entered into a shareholder servicing agreement with Alger Inc.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

whereby Alger Inc. provides the Fund with ongoingservicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of Fund's average daily net assets.

NOTE 3-SECURITIES TRANSACTIONS:


            During the six months ended April 30, 1999, purchases and sales of investment securities, excluding short-term securities, aggregated $302,345,652 and $166,638,156, respectively.


NOTE 4-LINES OF CREDIT:


            The Fund has both committed and uncommitted lines of credit with banks where it may borrow up to 1/3 of the value of its assets, as defined, up to a maximum of $55,000,000. To the extent the Fund borrows under these lines, the Fund must pledge securities with a total value of at least twice the amount borrowed. Such borrowings have variable interest rates and are payable on demand. For the six months ended April 30, 1999, the Fund had borrowings which averaged $499,807 at a weighted average interest rate of 5.51%.


NOTE 5-SHARE CAPITAL:


            The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. The transactions of shares of beneficial interest have been adjusted for the effect of a 3 for 1 stock split which occurred on April 23, 1999.

            During the six months ended April 30, 1999, transactions of shares of beneficial interest were as follows:




                                   SHARES             AMOUNT
                                   ------             ------
Shares sold .................    33,637,800        $297,932,994
Dividend reinvested .........       146,798           1,112,731
Shares redeemed .............   (20,112,876)       (176,245,065)
                                -----------        ------------
Net increase ................    13,671,722        $122,800,660
                                ===========        ============


            During the year ended October 31, 1998, transactions of shares of beneficial interest were as follows:





                                   SHARES             AMOUNT
                                   ------             ------
Shares sold ..................    28,482,297        $181,391,591
Dividends reinvested .........       107,703            583,746
Shares redeemed ..............   (14,394,474)       (93,563,746)
                                 -----------        ------------
Net Increase .................    14,195,526        $88,411,591
                                 ===========        ============

[GRAPHIC OMITTED]



1 World Trade Center
Suite 9333
New York, NY 10048
(800) 711-6141
www.spectrafund.com
--------------------------------------------------
BOARD OF TRUSTEES

Fred M. Alger, CHAIRMAN
David D. Alger
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
B. Joseph White
--------------------------------------------------

INVESTMENT ADVISER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048
--------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, NJ 07302-9811
--------------------------------------------------
This report is submitted for the general information of the shareholders of Spectra Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.




SREP49



[GRAPHIC OMITTED]





                              SEMI-ANNUAL REPORT
                                 APRIL 30, 1999
                                  (UNAUDITED)